Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation

11. Stock-Based Compensation

On May 27, 2010, the Company adopted the 2010 Cooper-Standard Holdings, Inc. Management Incentive Plan. In 2011, the Company adopted the 2011 Omnibus Incentive Plan, which amended, restated and replaced the 2010 Cooper-Standard Holdings, Inc. Management Incentive Plan. Under these plans, stock options, restricted common stock, restricted preferred stock, unrestricted common stock and restricted stock units have been granted to key employees and directors. Total compensation expense recognized for the three months ended March 31, 2012 and 2013 totaled $4,825 and $3,800, respectively.

19. Stock-Based Compensation

The Company measures stock-based compensation expense at fair value in accordance with the provisions of U.S. GAAP and recognizes such expense over the vesting period of the stock-based employee awards.

Predecessor

Prior to the Effective Date, the Company established the 2004 Cooper-Standard Holdings Inc. Stock Incentive Plan (“Stock Incentive Plan”), which permitted the granting of nonqualified and incentive stock options, stock appreciation rights, restricted stock and other stock-based awards to employees and directors. In addition, in December 2006 the Company established the Management Stock Purchase Plan, which provided participants the opportunity to “purchase” Company stock units. On the Effective Date, outstanding awards under the Stock Incentive Plan and Management Stock Purchase Plan were cancelled in accordance with the terms of the Plan of Reorganization. Total compensation expense recognized under these plans amounted to $244 for the five months ended May 31, 2010.

Successor

On the Effective Date, the Company adopted the 2010 Cooper-Standard Holdings Inc. Management Incentive Plan (the “Management Incentive Plan”) that was filed with the Bankruptcy Court on May 5, 2010 as part of the supplement to the Plan of Reorganization. The total number of shares authorized to be issued under the Management Incentive Plan as the Initial Grant Awards are as follows: (1) 4% of the common stock (or 757,896 shares of common stock, plus, subject to realized dilution on the warrants, an additional 104,075 shares of common stock) to be granted as restricted stock; (2) 4% of the 7% preferred stock (initially convertible into 178,771 shares of common stock) to be granted as restricted 7% preferred stock; and (3) 3% of the equity (or 702,509 shares of common stock, plus, subject to realized dilution on the warrants, an additional 78,057 shares of common stock) to be granted as stock options. On the day after the Effective Date, the Company issued to certain of its directors and Oak Hill Advisors L.P. or its affiliates, 26,448 shares of common stock as restricted stock and 58,386 options to purchase shares of common stock. The Company also reserved 780,566 shares of common stock for future issuance to the Company’s management.

In 2011, the Company’s Board of Directors approved adoption of the Omnibus Plan. The Omnibus Plan replaces the Management Incentive Plan and provides for the grant of stock options, stock appreciation rights, shares of common stock, restricted stock, restricted stock units, restricted preferred stock, incentive awards and certain other types of awards to key employees and directors of the Company and its affiliates.

In accordance with the Management Incentive Plan and the Omnibus Plan stock based compensation awards that settle in shares of Company stock, may be delivered on a gross settlement basis or a net settlement basis, as determined by the recipient.

The compensation expense related to stock options and restricted stock granted to key employees and directors of the Company in connection with the Company’s emergence from bankruptcy, which is quantified below, does not represent payments actually made to these employees. Rather, the amounts represent the non-cash compensation expense recognized by the Company in connection with these awards for financial reporting purposes. The actual value of these awards to the recipients will depend on the trading price of the Company’s stock when the awards vest.

Stock Options. On the Effective Date, 780,566 options to purchase common stock were issued, and on the day after the Effective Date, 58,386 options were granted under the Management Incentive Plan. An additional 532,600 options to purchase common stock were granted under the Omnibus Plan to key employees and directors. Stock option awards are granted at the fair market value of the Company’s stock price at the date of the grant and have a 7 or 10 year term. The stock option grants vest over three, four or five years from the date of grant.

A summary of stock option transactions and related information for the year ended December 31, 2012 is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	819,928	$29.11
Granted	385,600	$47.35
Exercised	(106,255)	$25.52
Forfeited	(15,500)	$39.52

Outstanding at December 31, 2012	1,083,773	$35.81	7.6	$2,378

Exercisable at December 31, 2012	202,955	$26.26	7.5	$2,383

The weighted-average grant date fair value of stock options granted during the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012 was $11.42, $20.53, and $19.45, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2011 and 2012 was $599 and $1,326, respectively. There were no options exercised during the seven months ended December 31, 2010.

The aggregate intrinsic value in the table above represents the total excess of the $38.00 closing price of Cooper-Standard Holdings Inc. common shares on the last trading day of 2012 over the excess price of the stock option, multiplied by the related number of options exercised, outstanding and exercisable. The aggregate intrinsic value is not recognized for financial accounting purposes and the value changes based on the daily changes in fair market value of the Company’s common stock.

Total compensation expense recognized for stock options amounted to $3,198 and $4,097 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for stock options amounted to $10,339. Such cost is expected to be recognized over a weighted average period of approximately 3.0 years. The Company uses expected volatility of similar entities to develop the expected volatility. The expected option life was calculated using the simplified method. The risk free rate is based on the U.S. Treasury zero-coupon issues with a term equal to the expected option life on the date the stock options were granted. Fair value of the shares that are accounted for under ASC 718 was estimated at the date of the grant using the Black-Scholes option pricing model and the following assumptions were used for the 2010, 2011 and 2012 grants:

	2010	2011	2012
Expected volatility	40.00%	45.83%	53.6% - 58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life—years	6.25	6.0	5.0 - 6.25
Risk-free rate	3.40%	1.9% - 2.9%	1.0% - 1.6%

Restricted Common Shares and Units. On the Effective Date, 861,971 restricted shares of common stock were granted, and on the day after the Effective Date, 26,448 restricted shares were granted under the Management Incentive Plan. An additional 167,872 restricted common stock and units were granted under the 2011 Omnibus Incentive Plan to key employees and directors. The fair value of the restricted shares of common stock and units is determined based on the closing sales price of the common stock on the date of grant. The restricted shares of common stock and units vest over three or four years.

A summary of restricted common shares and units transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Common Shares and Units	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	648,113	$27.00
Granted	115,732	$41.93
Vested	(218,811)	$26.20
Forfeited	(8,810)	$38.18

Non-vested at December 31, 2012	536,224	$30.37

The weighted-average grant date fair value of restricted common shares and units granted during the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012 was $25.52, $44.20 and $41.93, respectively. The total fair value of restricted common shares and units vested during the years ended December 31, 2011 and 2012 was $5,960 and $5,734, respectively. There were no restricted common shares and units vested during the seven months ended December 31, 2010.

Total compensation expense recognized for restricted shares of common stock and units amounted to $7,062 and $8,245 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for restricted shares of common stock and units amounted to $8,997. Such cost is expected to be recognized over a weighted-average period of approximately 1.5 years.

Restricted Preferred Stock. On the Effective Date, 41,664 restricted preferred stock shares were granted. On July 19, 2010, the Company paid a stock dividend of 435 restricted preferred shares on the 41,664 restricted preferred stock shares outstanding. Restricted preferred stock vest over three or four years from the date of grant. The fair value of the restricted preferred stock is determined based on the fair market value of the 7% preferred stock on the date of grant.

A summary of restricted preferred stock transactions and related information for the year ended December 31, 2012 is presented below:

	Restricted Preferred Stock	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2012	27,083	$127.77
Granted	—	$—
Vested	(11,451)	$127.77
Forfeited	—	$—

Non-vested at December 31, 2012	15,632	$127.77

The weighted-average grant date fair value of restricted preferred stock shares granted during the seven months ended December 31, 2010 was $127.77. There were no restricted preferred stock shares granted during the years ended December 31, 2011 and 2012. The total fair value of restricted preferred stock vested during the years ended December 31, 2011 and 2012 was $1,576 and $1,463, respectively. There were no restricted preferred stock shares vested during the seven months ended December 31, 2010.

As of December 31, 2011 there were 27,083 preferred stock shares outstanding, all of which were restricted and convertible into 116,207 shares of common stock. As of December 31, 2012 there were 15,632 restricted preferred stock shares outstanding. These restricted preferred stock shares are convertible into 67,074 shares of common stock. Total compensation expense recognized for restricted preferred stock totaled $1,573 and $1,471 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012, unrecognized compensation expense for restricted preferred stock amounted to $1,122. Such cost is expected to be recognized over a weighted-average period of approximately 1.1 years.